FIXED ASSETS	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
FIXED ASSETS	d Fixed assets at September 30, 2011 and December 31, 2010 are as follows:
	September 30, 2011	December 31, 2010
Equipment	$173,884	$173,884
Office Equipment	675	675
Leasehold Improvements	7,245	7,245
Less: Accumulated Depreciation	(161,238)	(157,555)
Total Fixed Assets	$20,566	$24,249